

SHOULD YOU INVEST HERE?

OR HERE? Attend a Zea Capital meeting to decide.



ZEA
CAPITAL

formed by IOWA CORN

zeacapital.com

1-800-506-7971

THE ZEA CAPITAL FUND

What is a Business Development Company?

Zea Capital is a business development company (BDC) is structured to invest in privately-held companies, unlike many investment funds that primarily invest in companies whose shares are listed on a public stock exchange. A BDC structured like Zea enables investors to participate in the long-term growth potential and the risks of private companies, just as stock market investors participate in the longterm growth potential and risks of public companies based on the number of shares they own.

BDCs (like Zea Capital Fund) can provide:

Greater diversification: investors gain access to an asset class not typically available to most individuals.

Greater transparency: fund managers typically perform extensive due diligence before investing and investors will know how and where their capital is invested through regular reporting.

Zea Capital Fund: Iowa-based,Midwestern-focused

The Zea Capital Fund was designed with Iowans in mind. Zea's investment adviser, AAVIN Equity Advisors, is based in Cedar Rapids, and has deep roots in the community. AAVIN is responsible for identifying and managing the Fund's investments. AAVIN was selected based on its extensive experience, past private company investments, investment strategy and focus on the Midwest.

What's more, the Zea Capital Fund will focus primarily on investing in companies located in the Midwest, including Iowa and surrounding states. The Fund expects to identify and invest in 20 to 25 privately-held companies in this region in a range of industries.

By investing in the Zea Capital Fund, you could be helping to finance the growth of Midwestern companies, strengthen local communities and economic development, and create jobs in our area–all with potential for favorable investment returns.

That's why we say:
Invest in Main Street, not Wall Street.

The Fund Carries Risks and Costs

You should carefully review Zea's prospectus which describes the risks associated with this proposed investment program and the expenses you would pay as an investor.



ZEA CAPITAL



Pam Johnson, Farmer
ICGA, NCGA Director,
and Zea Board Director

"Farmers have always looked at ways to improve the profitability of their own enterprises with an eye on the economic stability of their rural communities. Traditional ways of adding value have been raising livestock and most recently, making investments with main street partners to process raw commodities through value-added coops and ethanol plants.

We need the opportunity to diversify our businesses beyond marketing raw commodities and need alternatives other than the stagnant stock market for our retirement funds and for growing equity. Zea Capital Fund will enable ordinary people like me the chance to participate in private equity investing, usually only offered to institutions and wealthy individuals; while at the same time providing working capital, management expertise, and growth opportunities to small businesses typically found in our rural communities."



Invest in Main Street, not Wall Street.

You are invited to an informational meeting to learn more about a new way for Iowans to invest in Main Street, not Wall Street, through the Zea Capital Fund.

The Zea Capital Fund, formed by the Iowa Corn Growers Association (ICGA), will operate as a business development company and will primarily invest in securities of private companies. The ICGA is not participating in or passing on the suitability or advisability of this offering, and the Fund's operations will be overseen by a separate Board of Directors—not the ICGA. AAVIN Equity Advisors will manage the Fund's investments. At the meeting you will learn about Zea's investment goals, the risks and expenses of investing, how and why the Fund was developed, and how an investment in the Fund could benefit you.

Learn more at zeacapital.com and plan to attend one of many community meetings to be held across Iowa this summer.

Learn more at an informational meeting near you.*

- Aug. 10 - Spencer
- Aug. 12 - Sioux City
- Aug. 17 - Washington
- Aug. 18 - Burlington
- Aug. 19 - Quad Cities
- Aug. 23 - Carroll
- Aug. 24 - Cedar Rapids
- Aug. 25 - Mason City
- Aug. 31 - Ames
- Sept. 1 - Shenandoah
- Sept. 2 - Fort Dodge
- Sept. 8 - Marshalltown
- Sept. 9 - Creston
- Sept. 14 - Oelwein
- Sept. 16 - Des Moines

*Meetings are subject to change. Check zeacapital.com for details.



ZEA CAPITAL

zeacapital.com 1-800-506-7971

The Zea Capital Fund is a closed-end fund which will operate as a business development company (BDC). It will invest in privately-held companies, primarily located in the Midwest.



A business development company (BDC) is an investment fund that is usually formed to invest primarily in other companies. However, unlike some investment funds available to the public, which typically invest only in the stocks and bonds of companies that are listed on public stock exchange, most BDCs primarily invest in privately-held companies. BDCs often attempt to pursue a strategy similar to the strategy employed by a type of investment fund that is generally available only to institutional investors and very wealth individuals, called a "private equity fund." There are, of course, many differences between a BDC and a private equity fund. For instance, unlike a typical private equity fund, the opportunity to invest in a BDC can be open to a wider range of investors – not just large institutions and the wealthy.

Additionally, BDCs are more restricted in what they can invest in and in other areas of their operations. Like a private equity fund, a BDC generally undertakes the greater risks of investing in private companies. However, it does so in the hope of benefiting from the long term growth potential of companies located on Main Street, not Wall Street.

Risk potential is a factor to consider. There can be no assurance that the Fund's investment objective will be achieved. Distributions are not guaranteed. This investment is subject to substantial risks as described in its prospectus, including, but not limited to:

- The Fund has no operating history and is dependent upon AAVIN's personnel for its success.
- The incentive fee payable to AAVIN creates incentives, which may conflict with investors' interests.
- The Fund's affiliations, such as with the ICGA, may create conflicts of interest.
- As a BDC, the Fund will be limited in its ability to engage in transactions with affiliates, and it will face restrictions in its investments.
- The Fund's initial investments may not return enough to fund ongoing expenses, so investors' capital will be used to pay management fees and other expenses in years before the Fund is able to realize gains on its primary investments.
- It will take several years for the Fund to fully invest its capital, and the Fund has not identified any investments.
- The Fund's portfolio investments will be valued at fair value as determined in good faith by its Board of Directors, and as a result, there will be uncertainty as to the value of the Fund's assets.
- When the Fund is a minority investor, it will not be able to control a portfolio company's operations.
- The Fund's investments will be illiquid, which means if it needs to liquidate an investment, its ability to do so will be impaired and the price which it can receive could be reduced.
- Changes in laws or regulations applicable to the Fund could significantly affect the Fund's operations and the cost of doing business.
- It is possible that distributions may be less than the original amount invested.
- There is no public market for this investment.
- Substantial fees will be paid to the affiliated sponsor.
- The Fund is subject to special risks associated with small-company private financings such as:
  - The possibility of portfolio company declining performance or failure.
  - The possibility that growth expectations will not be met.
  - The possibility of declining general economic conditions.
  - The possibility of declining sector/industry conditions.
  - The possibility of exit strategy failure.
- AAVIN has no prior fund management experience with a vehicle organized as a BDC.
- The Fund is subject to other risks as described in the prospectus.

ZEA CAPITAL

formed by IOWA CORN

zeacapital.com

1-800-506-7971